Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Common Share [Abstract]
Calculation of Basic and Diluted Earnings per Share	The components of the calculation of basic and diluted Earnings per share for the six months ended June 30, 2024 and 2025 are as follows:

	Six months ended June 30,
	2024	2025
Net Income	1,939	7,563
Weighted average common shares outstanding, basic and diluted	4,626,197	4,626,197
Earnings per share, basic and diluted	0.42	1.63